Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables And Accrued Expenses [Abstract]
Schedule Of Other Payables And Accrued Expenses

	December 31,
	2011	2012

Accrued expenses and other	$4,451	$6,436
Accrued Taxes	2,533	7,306

	$6,984	$13,742